Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2022 INR (₨)
Disclosure of detailed information about borrowings [line items]
Unsecured loans			₨ 61,329			₨ 56,550
Non-current portion of long-term loans and borrowings		$ 745	61,272			56,463
Current portion of long term loans and borrowings			57			87
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Final maturity	June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		$ 746	61,272	$ 744		56,403
Final maturity		June-26
Unsecured Loans [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans			57			141
Final maturity		March-24
Unsecured Loans [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans			₨ 0		[1]	₨ 6

[1]	Value is less than 1